UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number 811 - 08614
                                                    -----------



                            BRANDES INVESTMENT TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)



                         11988 EL CAMINO REAL, SUITE 500
                               SAN DIEGO, CA 92130
               (Address of principal executive offices) (Zip code)



                              MICHAEL GLAZER, ESQ.
                   C/O PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          555 SOUTH FLOWER, 23RD FLOOR
                              LOS ANGELES, CA 90071
                     (Name and address of agent for service)



                                  800-331-2979
                                  -------------
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31,2004
                         ---------------



Date of reporting period:  JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


                 Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                      Shares            Value
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 97.9%
AUSTRIA: 0.8%
             Telekom Austria AG                                                      253,400    $          3,922,531
                                                                                                ---------------------

BELGIUM: 1.9%
             Interbrew*                                                              307,000               9,272,209
                                                                                                ---------------------

BRAZIL: 4.0%
             Centrais Electricas Brasileiras S.A.                                    785,130               5,666,519
             Petroleo Brasileiro S.A. ADR                                            395,800              10,152,270
             Tele Centro Oeste Celular Participacoes S.A.                             38,566                 347,865
             Telecomunicacoes Brasileiras S.A. ADR                                   115,700               3,339,102
                                                                                                ---------------------
                                                                                                          19,505,756
                                                                                                ---------------------
CANADA: 0.4%
             Bombardier, Inc. - Class B                                              797,600               2,005,634
                                                                                                ---------------------

FRANCE: 5.0%
             Alcatel S.A.*(2)                                                        433,500               5,601,550
             France Telecom                                                          277,100               6,848,394
             La Farge S.A.                                                            40,482               3,461,376
             La Farge S.A.**                                                           9,520                 813,999
             Renault S.A.                                                             93,200               7,336,610
                                                                                                ---------------------
                                                                                                          24,061,929
                                                                                                ---------------------
GERMANY: 11.7%
             Bayerische Vereinsbank AG                                               298,300               4,800,261
             Bayerische Vereinsbank AG**                                             119,320               1,920,105
             Commerzbank AG                                                          281,400               4,812,170
             DaimlerChrysler AG                                                      140,700               6,270,352
             Deutsche Telekom AG(2)                                                  463,900               7,754,797
             Heidelberger Druckmaschinen**                                           144,300               4,467,413
             Hypo Real Estate Holding AG                                              74,575               2,308,783
             Schering AG                                                             153,646               8,613,089
             E.ON AG                                                                  99,800               7,086,720
             Volkswagen AG                                                           215,200               8,716,968
                                                                                                ---------------------
                                                                                                          56,750,658
                                                                                                ---------------------
ITALY: 3.8%
             IntesaBci SpA                                                         2,783,349              10,294,973
             Telecom Italia SpA                                                    2,704,074               8,004,650
                                                                                                ---------------------
                                                                                                          18,299,623
                                                                                                ---------------------
JAPAN: 21.2%
             Daiichi Pharmaceutical Co., Ltd.                                        225,800               4,142,469
             Fuji Photo Film                                                          95,000               2,846,506
             Hitachi, Ltd.                                                         1,649,800              10,064,268
             Japan Tobacco, Inc.                                                         981               7,489,289
             Japan Tobacco, Inc.**                                                       246               1,878,048
             Matsushita Electric Industrial Company, Ltd.                            325,000               4,326,725
             Millea Holdings, Inc.                                                       470               6,914,865




                 Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                      Shares            Value
---------------------------------------------------------------------------------------------------------------------
JAPAN, CONTINUED
             Mitsubishi Heavy Industries, Ltd.                                     2,658,000    $          6,938,889
             Mitsubishi Tokyo Finance Group, Inc.                                        992               8,872,558
             Mitsui Marine and Fire Insurance Co., Ltd.                              683,000               6,311,025
             Nippon Mitsubishi Oil Corp.                                             820,000               5,039,024
             Nippon Telegraph & Telephone Corp.                                        1,399               6,965,506
             Ono Pharmaceutical Co.                                                   87,000               4,113,125
             Sankyo Co., Ltd.                                                        357,000               7,702,386
             Sumitomo Mitsui Financial Group, Inc.                                     1,235               7,434,153
             Taisho Pharmaceutical Co., Ltd.                                         170,000               3,561,048
             TDK Corp.                                                                61,200               4,227,505
             Yamanouchi Pharmaceutical Co., Ltd.                                     125,500               4,300,798
                                                                                                ---------------------
                                                                                                         103,128,187
                                                                                                ---------------------
MEXICO: 2.6%
             Cemex SA de CV, ADR                                                     233,072               6,567,969
             Telefonos de Mexico S.A. - Class L, ADR                                 198,840               6,140,179
                                                                                                ---------------------
                                                                                                          12,708,148
                                                                                                ---------------------
NETHERLANDS: 8.4%
             Akzo Nobel N.V.                                                         268,200               8,831,471
             Heineken N.V.                                                           112,125               3,504,963
             ING Groep N.V.                                                          291,650               6,752,675
             Koninklijke Ahold N.V.*                                                 612,200               4,543,480
             Koninklijke Ahold N.V.**                                                205,466               1,524,879
             Unilever N.V.                                                           166,600              10,233,577
             Wolters Kluwer N.V.                                                     310,636               5,215,138
                                                                                                ---------------------
                                                                                                          40,606,183
                                                                                                ---------------------
NEW ZEALAND: 1.4%
             Telecom New Zealand, Ltd.                                             1,703,657               6,629,093
                                                                                                ---------------------

PORTUGAL: 1.4%
             Portugal Telecom S.A.                                                   641,217               6,560,719
                                                                                                ---------------------

RUSSIAN FEDERATION: 1.4%
             Lukoil ADR                                                               61,900               6,747,100
                                                                                                ---------------------

SINGAPORE: 4.2%
             DBS Group Holdings, Ltd.                                                916,069               8,256,953
             Jardine Matheson Holdings, Ltd.                                         635,754               7,756,199
             Oversea-Chinese Banking Corp., Ltd.                                     619,000               4,607,449
                                                                                                ---------------------
                                                                                                          20,620,601
                                                                                                ---------------------
SOUTH KOREA: 2.3%
             Korea Electric Power Corp. ADR(2)                                       553,200               5,128,164
             KT Corp. ADR                                                            350,100               6,228,279
                                                                                                ---------------------
                                                                                                          11,356,443
                                                                                                ---------------------
SPAIN: 5.1%
             Banco Bilbao Vizcaya S.A.                                               473,500               6,289,005
             Banco Bilbao Vizcaya S.A.**                                             312,400               4,149,283












                 Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                      Shares            Value
---------------------------------------------------------------------------------------------------------------------

SPAIN, CONTINUED
             Repsol S.A.                                                             218,200    $          4,622,322
             Telefonica S.A.*                                                        662,694               9,637,492
                                                                                                ---------------------
                                                                                                          24,698,102
                                                                                                ---------------------
SWITZERLAND: 5.7%
             Nestle S.A.                                                              53,100              13,542,115
             Swisscom AG                                                              20,200               6,553,736
             Zurich Financial Services AG                                             41,926               5,918,426
             Zurich Financial Services AG**                                           12,250               1,729,255
                                                                                                ---------------------
                                                                                                          27,743,532
                                                                                                ---------------------
UNITED KINGDOM: 15.6%
             Abbey National Plc                                                    1,214,700              12,518,446
             BAE Systems Plc                                                       1,714,100               6,659,484
             BT Group Plc                                                          2,691,712               9,234,510
             Corus Group Plc                                                       2,163,000               1,788,818
             Corus Group Plc**                                                     3,596,650               2,974,459
             Friends Provident Plc                                                 1,463,800               3,492,041
             GlaxoSmithKline plc                                                     717,200              14,561,019
             Invensys Plc                                                          3,491,359               1,015,343
             Invensys Plc**                                                        5,727,389               1,665,616
             J Sainsbury Plc                                                         684,512               3,356,146
             Marks & Spencer Group Plc                                             1,402,419               8,845,158
             Royal & Sun Alliance Insurance Group Plc                              1,009,000               1,416,733
             Royal & Sun Alliance Insurance Group Plc**                            1,009,000               1,416,733
             William Morrison Supermarkets Plc                                     2,065,581               6,795,464
                                                                                                ---------------------
                                                                                                          75,739,970
                                                                                                ---------------------
VENEZUELA: 1.0%
             Cia Anonima Nacional Telefonos de Venezuela, ADR                        236,675               4,726,400
                                                                                                ---------------------

TOTAL COMMON STOCKS
 (cost $443,355,335)                                                                                     475,082,818
                                                                                                ---------------------



SHORT-TERM INVESTMENTS: 5.4%                                                     Principal Amount
---------------------------------------------------------------------------------------------------------------------
Mutual Funds - 0.3%
           Merrimac Cash Fund-Premium Class(1)
           (cost $1,500,000)                                                     $ 1,500,000               1,500,000
                                                                                                ---------------------

Demand Notes - 1.6%
           Bank of Montreal, 1.370%, due 08/23/04(1)                               2,669,567               2,669,567
           Royal Bank of Scotland, 1.150%, due 08/10/04(1)                         5,000,000               5,000,000
                                                                                                ---------------------
           Total Demand Notes (cost $7,669,567)                                                            7,669,567
                                                                                                ---------------------







                 Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at July 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                                   Principal
                                                                                    Amount            Value
---------------------------------------------------------------------------------------------------------------------




Repurchase Agreements - 3.5%
           Goldman Sachs Group, Inc., 1.383%, due 09/14/04(1)(3)                 $ 7,000,000    $          7,000,000
           Investors Bank & Trust Co., Repurchase Agreement, 0.480%,
           dated 07/30/2004, due 08/02/2004,[collateralized by
           $9,938,118 SBA #506628, 4.330%,due 12/25/2028
           (Market value $10,679,245)
           (proceeds $10,171,557) (cost $10,170,710)]                             10,170,710              10,170,710
                                                                                                ---------------------
           Total Repurchase Agreements (cost $17,170,710)                                                 17,170,710
                                                                                                ---------------------

TOTAL SHORT-TERM INVESTMENTS (cost $26,340,277)                                                           26,340,277
                                                                                                ---------------------

TOTAL INVESTMENTS IN SECURITIES (cost $469,695,611^):  103.3%                                            501,423,095
Liabilities in excess of Other Assets: (3.3)%                                                            (16,063,365)
                                                                                                ---------------------
NET ASSETS: 100.0%                                                                               $       485,359,730
                                                                                                =====================


-------------
     * Non-income producing security.
    ** Security was purchased exempt from registration in the U.S. pursuant to
       Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act" or pursuant to another exemption from registration.)
   ADR American Depositary Receipt
    (1)This security is purchased with cash proceeds from securities loans.
    (2)This security or a portion of this security is out on loan at July 31,
       2004.
       Total loaned securities had a market value of $16,169,567 at July 31,
       2004.
    (3)Collaterized by $7,140,000 of various investment grade corporate bonds and commercial papers with interest rate of 1.9% to 9.9%.

^ At July 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:
             Cost of investments for tax purposes                                               $        469,695,611
                                                                                                =====================
             Gross tax unrealized appreciation                                                  $         72,047,509
             Gross tax unrealized depreciation                                                           (40,320,026)
                                                                                                ---------------------
             Net tax unrealized appreciation                                                    $         31,727,483
                                                                                                =====================




                       Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at July 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------

INDUSTRY                                                                             PERCENTAGE
--------                                                                             ----------
Aerospace & Defense                                                                      1.8%
Auto Manufacturers                                                                       4.6%
Banks                                                                                   15.7%
Beverages                                                                                2.6%
Chemicals                                                                                1.8%
Construction Materials                                                                   2.2%
Diversified Financials                                                                   3.0%
Electric Utilities                                                                       3.7%
Electrical Components & Equipment                                                        2.9%
Food                                                                                     8.2%
Household Durables                                                                       0.9%
Insurance                                                                                5.6%
Leisure Equipment & Products                                                             0.6%
Machinery-Construction & Mining                                                          2.0%
Machinery-Diversified                                                                    0.9%
Media                                                                                    1.1%
Metals & Mining                                                                          1.0%
Oil & Gas                                                                                5.5%
Pharmaceuticals                                                                          9.7%
Retail                                                                                   1.8%
Telecommunications                                                                      20.3%
Tobacco                                                                                  1.9%
Wireless Telecommunication Services                                                      0.1%
                                                                                 -------------
TOTAL COMMON STOCK                                                                      97.9%
SHORT-TERM INVESTMENTS                                                                   5.4%
                                                                                 -------------

TOTAL INVESTMENTS IN SECURITIES                                                        103.3%
Liabilities in excess of Other Assets                                                   (3.3)%
                                                                                 -------------
NET ASSETS                                                                             100.0%
                                                                                 =============


ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.
SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) BRANDES INVESTMENT TRUST

         By (Signature and Title) /S/ DEBRA MCGINTY-POTEET
                                  ----------------------------------------------
                                  Debra McGinty-Poteet, President

         Date   9/17/04
                --------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ DEBRA MCGINTY-POTEET
                                    --------------------------
                         Debra McGinty-Poteet, President

         Date 9/17/04
              -------------

         By (Signature and Title)*  /S/ GARY IWAMURA
                                    -----------------------------------
                                    Gary Iwamura, Treasurer

         Date 9/17/04
              -------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.